Plan Description (Details) - EBP 005	12 Months Ended
	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	50.00%
Matching percentage	100.00%
Company Contribution	6.00%
Sum of Age and Service Years as of January 1st		6 months
Employer contribution vesting service period	3 years
Forfeited nonvested account	$ 46,518	$ 27,342
Forfeited nonvested account, decrease from employer contribution	$ 1,000,000.0	1,300,000
Participant receipt deferral age | yr	73
Involuntary cash-out limit	$ 1,000
Note receivable, interest income	3,700,000	3,100,000
Allowance for credit loss	$ 0	$ 0
EBP, Employer Contribution, Tranche One
EBP, Description of Plan [Line Items]
Matching percentage		100.00%
Company Contribution		3.00%
EBP, Employer Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Matching percentage		50.00%
Company Contribution		8.00%
EBP, Employer Contribution, Tranche Three
EBP, Description of Plan [Line Items]
Matching percentage		100.00%
Company Contribution		3.00%